Description of Organization, Business Operations and Basis of Presentation. - Additional Information (Detail) - USD ($)				1 Months Ended	5 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 25, 2020	Dec. 15, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Nov. 08, 2020	Aug. 11, 2020
Shares issued during period new issues			17,250,000
Share price		$ 10.20	$ 10.20
Proceeds from initial public offering		$ 172,500,000	$ 172,500,000			$ 172,500,000
Proceeds from issuance of common stock			$ 176,000,000.0
Investment maturity period		185 days	185 days
Share redemption price per share					$ 10.20	$ 10.20	$ 10.20
Cash					$ 1,242,226	$ 1,242,226	$ 112,881
Working capital deficit					1,400,000	$ 1,400,000	$ 3,800,000
Issuance of common stock to sponsor					$ 25,000
Offering costs		$ 9,200,000	$ 9,200,000
Threshold percentage on fair market value of net assets held In trust account for business combination					80.00%	80.00%	80.00%
Threshold percentage on purchase of outstanding voting shares for business combination					50.00%	50.00%	50.00%
Net tangible assets required for business combination					$ 5,000,001	$ 5,000,001	$ 5,000,001
Maximum percentage of shares redeemed without prior consent from company					15.00%	15.00%
Maximum percentage of shares redeemed on non completion of business combination					100.00%	100.00%
Threshold number of days allowed to consummate business combination				18 months		18 months
Minimum interest on trust deposits eligible to pay dissolution expenses					$ 100,000	$ 100,000	100,000
Deferred underwriting expense		6,900,000	6,900,000
Underwriting commission reimbursement		$ 1,700,000	$ 1,700,000
Franchise tax payable					$ 83,836	83,836	178,303
Inspirato [Member]
Business Combination, Consideration Transferred	$ 1,070,000,000.00						1,070,000,000.00
Business Combination, Valuation adjusted upward	$ 20,000,000						20,000,000
Private Placement Warrant [Member]
Warrants issued during the period		7,175,000
Warrants issued price per warrant		$ 1.00	$ 1.00
Proceeds from issuance of warrants			$ 7,200,000
Sponsor [Member]
Issuance of common stock to sponsor						$ 25,000
Debt face amount								$ 400,000	$ 400,000
Sponsor [Member] | Private Placement Warrant [Member]
Warrants issued during the period			7,175,000
Warrants issued price per warrant			$ 1.00
Proceeds from issuance of warrants			$ 7,200,000
Minimum | Inspirato [Member]
Business Combination, Integration Related Costs							$ 15,000,000
IPO [Member]
Shares issued during period new issues		17,250,000	17,250,000
Share price		$ 10.00	$ 10.00
Maximum percentage of shares redeemed without prior consent from company							15.00%
Maximum percentage of shares redeemed on non completion of business combination							100.00%
Over-Allotment Option [Member]
Shares issued during period new issues		2,250,000	2,250,000
Private Placement [Member] | Sponsor [Member]
Warrants issued during the period			7,175,000
Warrants issued price per warrant			$ 1.00
Proceeds from issuance of warrants			$ 7,200,000
Class A Common Stock
Share price					$ 0.10	$ 0.10
Proceeds from initial public offering							$ 172,500,000
Class A Common Stock | Private Placement Warrant [Member]
Warrants issued during the period			7,175,000